Pension schemes (Tables)	12 Months Ended
Dec. 31, 2025
Pension schemes
Schedule of pension expense excluding interest amounts

	2023 GBPm	2024 GBPm	2025 GBPm
Defined benefit pension expense	5	4	3
Defined contribution pension expense	137	140	142
Total	142	144	145

Schedule of defined benefit pension schemes

	2023			2024			2025
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Service cost	2	3	5	1	3	4	-	2	2
Past service cost/(settlement credit)	-	-	-	-	-	-	5	(4)	1
Defined benefit pension expense	2	3	5	1	3	4	5	(2)	3
Net interest on net defined benefit pension balance	1	-	1	-	1	1	(3)	-	(3)
Net defined benefit pension expense/(credit)	3	3	6	1	4	5	2	(2)	-

Summary of actuarial assumptions

AS AT 31 DECEMBER	2023		2024		2025
	UK	US	UK	US	UK	US
Discount rate	4.60%	5.05%	5.55%	5.55%	5.60%	5.25%
Inflation	3.05%	2.50%	3.15%	2.50%	2.90%	2.50%

AS AT 31 DECEMBER 2023	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	88	88
Member currently aged 45 years	86	86	90	89

AS AT 31 DECEMBER 2024	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	86	86	90	89

AS AT 31 DECEMBER 2025	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	87	90	89

Amounts recognised in the statement of financial position in respect of defined

	2024			2025
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Defined benefit obligation
At start of year	(2,984)	(822)	(3,806)	(2,710)	(803)	(3,513)
Service cost	(1)	(3)	(4)	-	(2)	(2)
Past service cost	-	-	-	(5)	-	(5)
Interest on pension scheme liabilities	(133)	(40)	(173)	(147)	(41)	(188)
Actuarial gains/(losses) on financial assumptions	301	20	321	57	(20)	37
Actuarial (losses)/gains arising from experience assumptions	(20)	(3)	(23)	(16)	(3)	(19)
Contributions by employees	(7)	-	(7)	(7)	-	(7)
Liabilities transferred on settlement	-	-	-	-	140	140
Benefits paid	134	61	195	137	60	197
Exchange translation differences	-	(16)	(16)	-	52	52
At end of year	(2,710)	(803)	(3,513)	(2,691)	(617)	(3,308)

Fair value of scheme assets
At start of year	2,937	834	3,771	2,744	800	3,544
Interest income on plan assets	133	39	172	150	41	191
Return on assets excluding amounts included in interest income	(240)	(33)	(273)	(29)	32	3
Contributions by employer	41	7	48	13	6	19
Contributions by employees	7	-	7	7	-	7
Assets transferred on settlement	-	-	-	-	(136)	(136)
Benefits paid	(134)	(61)	(195)	(137)	(60)	(197)
Exchange translation differences	-	14	14	-	(53)	(53)
At end of year	2,744	800	3,544	2,748	630	3,378

Opening net balance	(47)	12	(35)	34	(3)	31
Service cost	(1)	(3)	(4)	-	(2)	(2)
Net interest on net defined benefit balance	-	(1)	(1)	3	-	3
(Past service cost)/settlement credit	-	-	-	(5)	4	(1)
Contributions by employer	41	7	48	13	6	19
Actuarial (losses)/gains	41	(16)	25	12	9	21
Exchange translation differences	-	(2)	(2)	-	(1)	(1)
Net pension balance	34	(3)	31	57	13	70
Impact of asset ceiling	(4)	(6)	(10)	(5)	(22)	(27)
Overall net pension balance	30	(9)	21	52	(9)	43

Summary of net pension obligations and net pension assets

	2024 GBPm	2025 GBPm
Net pension asset recognised	186	197
Net pension obligation	(165)	(154)
Overall net pension balance	21	43

Amounts recognized in statement of comprehensive income

	2023 GBPm	2024 GBPm	2025 GBPm
Gains and losses arising during the year:
Experience losses on scheme liabilities	(11)	(23)	(19)
Experience gains/(losses) on scheme assets	35	(273)	3
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(145)	374	(5)
– inflation	15	(36)	43
– other actuarial assumptions	50	(17)	(1)
	(56)	25	21

Summary of fair value of scheme assets

FAIR VALUE OF SCHEME ASSETS	2024			2025
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Equities¹	419	2	421	311	1	312
Liability matching assets²	1,716	784	2,500	1,929	620	2,549
Property funds and ground leases³	172	-	172	100	-	100
Direct lending and multi-asset credit funds	333	-	333	300	-	300
Cash and cash equivalents⁴	96	14	110	101	9	110
Other	8	-	8	7	-	7
Total	2,744	800	3,544	2,748	630	3,378
(1)	Assets are held in unquoted funds which invest in equities with quoted prices.
(2)	Within the UK scheme are asset backed securities totalling £519m (2024: £481m), other credit assets of £507m (2024: £487m) and government bonds totalling £2,101m (2024: £1,881m), forward foreign currency contracts of £4m (2024: -£2m), interest rate swaps of £2m (2024: nil) offset by short-term sale and repurchase agreements totalling £1,205m (2024: £1,131m) whereby the UK scheme funds the purchase of government bonds using existing bonds as security. In the US, the assets primarily relate to government bonds, corporate bonds and interest rate swaps. Of the gross assets, £2,219m (2024: £2,049m) are assets with quoted prices in active markets.
(3)	Assets without quoted prices in active markets.
(4)	Includes £59m (2024: £44m) of assets with quoted prices in an active market. The remainder are held in funds which do not have quoted prices.

Sensitivity analysis of actuarial assumptions

GBPm
Increase/decrease of 0.5% in discount rate	174
Increase/decrease of 0.25% in the expected inflation rate	55
Increase/decrease of one year in assumed life expectancy	77